REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Schedule of Revenue from Contracts with Customers

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with a customer	1,403	6,867	972

Schedule of Disaggregated Revenue Information

Disaggregated revenue information

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	1,403	6,867	972

Geographic market
Mainland China	1,403	6,867	972

Timing of revenue recognition
Goods transferred at a point in time	1,403	6,867	972